Concentration and Risks (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues | Customer risk | Customer A
Concentration Risk [Line Items]
Concentration risk (as a percent)		19.00%	11.00%
Revenues | Customer risk | Customer B
Concentration Risk [Line Items]
Concentration risk (as a percent)			11.00%
Revenues | Customer risk | Customer D
Concentration Risk [Line Items]
Concentration risk (as a percent)	31.00%
Accounts receivable | Customer risk | Customer A
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%	30.00%
Accounts receivable | Customer risk | Customer D
Concentration Risk [Line Items]
Concentration risk (as a percent)	35.00%
Costs and expenses | Supplier risk | Supplier IV
Concentration Risk [Line Items]
Concentration risk (as a percent)	27.00%
Accounts payable | Supplier risk | Supplier I
Concentration Risk [Line Items]
Concentration risk (as a percent)		16.00%
Accounts payable | Supplier risk | Supplier IV
Concentration Risk [Line Items]
Concentration risk (as a percent)	57.00%